Subsequent Event	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

1.	Registered direct offering

On July 16, 2021, the “Company” entered into certain securities purchase agreement (the “Purchase Agreement”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company agreed to sell 15,000,000 of its ordinary shares (“Ordinary Shares”) and warrants (“Warrants”) to purchase 15,000,000 Ordinary Shares in a registered direct offering (the “Offering”), for gross proceeds of approximately $22.5 million. The Warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.50. The purchase price for each Ordinary Share and the corresponding Warrant is $1.50. Each Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. Upon the occurrence of a Fundamental Transaction (as defined in the Warrants), the Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the Warrants) of such portion of such Warrant to be redeemed. The Company currently intends to use the net proceeds from the Offering for research and development and commercialization of blockchain software, cryptocurrency mining and for working capital and general corporate purposes. The Offering closed on July 20, 2021.

The Company entered into a placement agency agreement dated July 16, 2021 with Maxim Group LLC, as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent agreed to act as the sole lead/exclusive placement agent in connection with the Offering. The Company agreed to pay the Placement Agent an aggregate fee equal to 7% of the gross proceeds raised in the Offering. The Company also agreed to reimburse the Placement Agent $5,000 for non-accountable expenses and up to $40,000 for the reasonable and accounted fees and expenses of legal counsel.

2.	Private placements

On September 16, 2021, the “Company” entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 14,152,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value (“Share”) and three warrants to purchase one Share each (“Warrant”) with an initial exercise price of $0.8875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $10.05 million (the “Offering”). The net proceeds to the Company from such Offering will be approximately $10 million and shall be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.8875 per Share, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

On October 7, 2021, the Offering consummated when all the closing conditions of the SPA have been satisfied and the Company issued 14,152,000 Units to the Purchasers pursuant to the SPA.

On October 14, 2021, the Company entered into certain unit securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act pursuant to which the Company agreed to sell an aggregate of 15,814,652 units, each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one Share each with an initial exercise price of $0.875 per Share, at a price of $0.70 per Unit, for an aggregate purchase price of approximately $11.07 million (the “October Units Offering”).

The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.875 per Share, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

On October 14, 2021, the Company entered into certain ordinary shares securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act pursuant to which the Company agreed to sell an aggregate of 4,000,000 Shares at a price of $0.57 per Share, for an aggregate purchase price of approximately US$2.28 million (the “October Shares Offering”).

On November 5, 2021, the October Units Offering and October Shares Offering consummated when all the closing conditions of the Unit SPA and the SPA have been satisfied and the Company issued the Units and Shares to the Purchasers.

On November 5, 2021, the Company entered into certain unit securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act pursuant to which the Company agreed to sell an aggregate of 27,740,512 units, each Unit consisting of one ordinary share of the Company, no par value (“Share”) and three warrants to purchase one Share each with an initial exercise price of $1.05 per Share, at a price of $0.875 per Unit, for an aggregate purchase price of approximately $24.27 million (the “November Units Offering”).

The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.875 per Share, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.